Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable [Abstract]
Schedule of Accounts Receivable
	At December 31,
	2024	2023

Accounts receivable from third parties	$1,563,289	$5,972,736
Allowance for expected credit losses	-	-

	$1,563,289	$5,972,736